First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	Alabama – 2.6%
$1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	$1,331,363
2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	1,994,865
530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 6/01/29)	5.25%	02/01/53	563,314
1,000,000	Columbia AL Indl Dev Brd Pollcontrol Rev Var Ref AL Pwr Co Proj, Ser A (a)	3.90%	12/01/37	1,000,000
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,411,738
800,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1 (Mandatory put 08/01/28)	5.00%	05/01/53	834,001
1,020,000	Wilsonville AL Indl Dev Brd Sol Wst Disp Rev Var AL Plt Gaston Plt (a)	3.98%	12/01/30	1,020,000
				9,155,281
	Arizona – 3.4%
1,415,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	1,387,243
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	733,652
500,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (b)	5.00%	07/15/40	484,263
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	378,370
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	4.00%	07/01/27	1,218,368
290,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/41	241,818
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	377,421
1,740,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	1,394,640
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	728,002
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	444,336
1,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	924,144
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/54	876,135
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,562,228
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	103,562
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,015,399
				11,869,581
	Arkansas – 0.9%
3,000,000	AR Dev Fin Auth Envrnmntl Rev Green Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	2,995,391
	California – 5.5%
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/46	220,120
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/51	214,525

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,550,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	$1,483,898
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (b)	5.50%	06/01/38	452,125
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/46	1,930,559
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	217,540
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,277,503
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	975,259
1,250,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,250,491
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/42	1,034,751
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	567,216
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (b)	4.00%	07/01/56	1,073,617
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (b)	4.00%	07/01/56	373,970
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,047,529
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	298,548
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	417,421
400,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/41	372,924
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	1,050,734
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	2,082,008
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	888,784
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,815,731
				19,045,253
	Colorado – 8.8%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	923,219
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	862,734
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	501,825
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	835,226
515,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/41	471,685
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/45	1,013,212
2,000,000	CO St Hlth Facs Auth Hosp Rev Aberdeen Ridge, Ser A (c)	5.00%	05/15/58	1,469,708
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,238,293
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	925,512
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	905,750
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (c) (d)	5.25%	11/01/32	300,000
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,294,299
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,249,678
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,311,122
1,000,000	Denver CO City & Cnty Var Ref, Ser A3, COPS (a)	3.80%	12/01/31	1,000,000
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	498,790
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,536,883

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	$1,265,271
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,378,962
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A	6.25%	12/01/52	946,003
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	457,122
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	484,644
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	988,565
2,000,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,794,095
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	728,903
500,000	Murphy Creek Met Dist #5 CO Sr Bonds, Ser A	6.00%	12/01/52	487,150
500,000	Peak Met Dist #1 CO, Ser A (b)	4.00%	12/01/35	426,405
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	921,147
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,479,712
500,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	441,800
785,000	Siena Lake Met Dist CO	3.25%	12/01/31	663,224
500,000	Siena Lake Met Dist CO	4.00%	12/01/51	370,073
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	479,306
700,000	W Meadow Met Dist CO Ref Senior Bonds, Ser A (b)	6.00%	12/01/38	695,761
				30,346,079
	Connecticut – 3.1%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	280,623
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,012,496
540,000	CT St Hlth & Eductnl Facs Auth Rev McLean Issue, Ser A (b)	5.00%	01/01/55	463,124
2,725,000	CT St Hlth & Eductnl Facs Auth Rev Trinity Hlth Corp	5.00%	12/01/45	2,785,076
800,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/37	793,689
1,250,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	1,388,288
2,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	2,500,312
480,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (b)	4.00%	04/01/36	420,112
				10,643,720
	Delaware – 0.1%
473,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	475,886
	Florida – 13.2%
500,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/40	397,923
485,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	378,011
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	801,227
2,000,000	Broward Cnty FL Indl Dev Rev Var FL Pwr & Light Co Proj, Ser A, AMT (a)	4.05%	12/01/48	2,000,000
445,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/41	364,012
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	390,506
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	200,780
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	305,269
750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/41	625,497

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	$772,192
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	643,153
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	947,650
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,511,624
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	483,662
2,650,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,234,405
3,470,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,697,910
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	968,193
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	980,635
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	728,877
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Assmnt Area 1 Proj (b)	4.00%	05/01/40	448,496
1,060,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	925,344
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	4.00%	05/01/40	855,009
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	750,641
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,046,699
2,575,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	2,366,087
1,500,000	LTC Ranch West Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,165,920
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,604,655
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/36	1,095,127
2,245,000	Miami-Dade Cnty FL Wtr & Swr Rev Sub	5.00%	10/01/46	2,407,799
1,250,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	977,048
1,520,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,399,161
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,130,381
465,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	467,711
1,000,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (b)	3.25%	12/15/41	773,145
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (b)	5.88%	01/01/33	1,009,078
770,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	693,063
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	417,695
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	580,299
2,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,728,500
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	253,414
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	492,393
1,000,000	Shingle Creek At Bronson CDD FL Spl Assmnt	3.50%	06/15/41	782,435
750,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	586,229
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (b)	3.50%	06/15/41	2,027,940
230,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	225,393
1,190,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,058,011
				45,699,199
	Georgia – 2.7%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	1,003,026

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$2,000,000	Burke Cnty GA Dev Auth Poll Control Rev Adj GA Pwr Co Plant Vogtle Proj Remk (a)	4.05%	11/01/52	$2,000,000
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	55,396
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	1,416,824
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	461,614
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,743,245
1,285,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,283,971
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	996,659
350,000	Muni Elec Auth Of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/30	398,345
				9,359,080
	Guam – 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	252,436
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	157,090
				409,526
	Idaho – 0.4%
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,294,729
	Illinois – 3.8%
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	310,963
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,696,345
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,036,793
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	813,139
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	424,233
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	408,785
515,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/25	480,192
65,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	65,210
100,000	IL St	5.00%	04/01/24	101,250
250,000	IL St	5.50%	05/01/26	265,136
200,000	IL St	5.00%	06/01/27	209,768
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	261,483
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	261,080
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	101,367
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	306,090
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	148,697
2,000,000	IL St, Ser C	5.00%	11/01/29	2,141,540
545,000	IL St, Ser D	5.00%	11/01/24	556,430
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,520,008
				13,108,509

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana – 2.2%
$250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	$219,600
2,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	2,003,253
1,360,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,379,837
750,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/41	809,671
2,000,000	IN St Fin Auth Hosp Rev Var Parkview Hlth Sys Remk, Ser B (a)	3.75%	11/01/39	2,000,000
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (f)	5.25%	07/01/28	199,627
595,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	480,877
600,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	517,664
				7,610,529
	Iowa – 0.7%
2,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj	5.00%	12/01/50	1,988,065
300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	301,348
				2,289,413
	Kansas – 0.6%
650,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	614,846
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	211,349
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,211,327
				2,037,522
	Kentucky – 2.0%
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	823,064
230,000	KY St Univ KY St Univ Proj, COPS, BAM	4.00%	11/01/41	226,183
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	968,301
5,000,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (a)	4.85%	08/01/61	5,000,000
				7,017,548
	Louisiana – 1.4%
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,387,299
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	224,478
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,081,475
500,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	539,539
1,500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 07/01/26)	4.05%	06/01/37	1,493,329
				4,726,120
	Maryland – 1.1%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,027,778
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	163,032
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	169,022

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	$180,594
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	169,370
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	877,380
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,073,598
				3,660,774
	Massachusetts – 1.4%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,058,619
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	524,011
500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainability Bonds, Ser G	5.25%	07/01/48	533,778
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	934,752
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	921,674
				4,972,834
	Michigan – 1.0%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	304,626
100,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/46	98,163
2,000,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/50	1,935,419
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	994,299
				3,332,507
	Minnesota – 0.8%
150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (b)	3.80%	08/01/27	144,122
1,300,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,293,891
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	106,293
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	688,605
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	487,297
				2,720,208
	Mississippi – 0.9%
2,000,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	4.10%	07/01/25	2,000,000
1,000,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	4.10%	05/01/28	1,000,000
				3,000,000
	Missouri – 0.7%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	77,915
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	500,790
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,027
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (b)	6.00%	10/01/49	1,973,790
				2,562,522
	Nebraska – 0.4%
1,425,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	1,435,524

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada – 0.2%
$195,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	$189,469
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (b)	5.00%	07/15/37	694,330
				883,799
	New Hampshire – 0.4%
2,000,000	Natl Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,523,501
	New Jersey – 0.5%
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	101,677
430,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	426,126
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	620,232
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	550,129
				1,698,164
	New Mexico – 0.4%
535,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	504,844
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	442,161
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	420,002
				1,367,007
	New York – 5.2%
1,000,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,030,215
2,000,000	New York City NY Indl Dev Agy Rev Liberty 123 Wash Proj Remk (a)	4.10%	10/01/42	2,000,000
595,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018 Block 4, Ser AA	5.00%	06/15/38	640,452
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,593,570
2,000,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	2,297,986
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,597,056
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	440,346
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,001,229
1,865,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	1,927,592
500,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	426,590
2,810,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	2,605,531
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	105,511
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (b)	5.00%	07/01/56	729,444
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	471,520
				17,867,042
	North Carolina – 2.2%
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/41	2,534,863
500,000	NC St Med Care Commn Hlth Care Facs Rev Ref Pennybyrn At Maryfield	5.00%	10/01/30	500,789

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$1,440,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	$1,308,185
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,639,682
715,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	592,172
				7,575,691
	North Dakota – 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	449,311
	Ohio – 3.4%
5,920,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	5,526,403
1,000,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	846,181
1,000,000	Cleveland OH, Ser A	5.00%	12/01/44	1,100,731
2,000,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	1,848,972
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	905,781
1,300,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	3.75%	01/15/51	1,300,000
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	423,431
				11,951,499
	Oklahoma – 0.7%
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (b)	7.25%	09/01/51	2,583,456
	Oregon – 1.1%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	286,626
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	461,080
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	1,997,309
500,000	OR St Facs Auth Rev Legacy Hlth Proj, Ser A	4.13%	06/01/52	463,852
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	772,085
				3,980,952
	Pennsylvania – 2.3%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	322,016
500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	502,110
1,030,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	974,744
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	100,513
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	246,881
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,017,137
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	223,943
1,200,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	980,041
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory Put 04/03/28)	4.45%	10/01/34	1,683,472
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,372
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	993,957

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$850,000	Philadelphia PA Auth For Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	$623,023
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	208,622
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	101,241
				7,988,072
	Puerto Rico – 3.2%
1,000,000	Puerto Rico Cmwlth Hwy & Transprtn Auth Restructured Toll Restructured, Ser A, CABS	5.00%	07/01/62	965,803
2,000,000	Puerto Rico Cmwlth Hwy & Transprtn Auth Restructured Toll Restructured, Ser B, CABS	(e)	07/01/32	1,257,500
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,660,074
2,500,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,242,364
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,563,441
1,605,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,537,149
1,000,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	932,307
				11,158,638
	South Carolina – 0.8%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	399,204
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,174
245,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	222,766
1,045,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	978,018
865,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	796,095
				2,626,257
	South Dakota – 0.2%
700,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/41	619,280
	Tennessee – 1.1%
1,200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	1,183,329
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	25,072
2,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	2,500,899
				3,709,300
	Texas – 6.2%
1,200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	1,069,587
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,255,169
610,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref, Ser A	4.00%	08/15/41	493,126
2,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,034,480

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	$488,285
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,010,382
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,262,758
1,085,000	Houston TX Arpt Sys Rev United Airlines Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	941,713
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	924,165
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (b)	4.63%	09/01/39	476,471
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b)	4.50%	09/01/33	687,142
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.13%	09/01/29	243,526
225,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	227,929
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	3.38%	09/01/42	722,476
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	974,409
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	275,643
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	652,350
2,750,000	North Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	2,561,245
1,100,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (b)	5.13%	09/01/43	1,088,280
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	1,523,448
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	205,322
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	439,055
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	645,291
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	1,002,364
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	254,529
				21,459,145
	Utah – 3.8%
3,000,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	2,275,266
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (b)	5.75%	03/01/42	503,890
1,000,000	Med Sch Cmps Pub Infra Dist UT, Ser A (b)	5.25%	02/01/40	874,870
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.25%	06/01/41	806,649
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.50%	06/01/51	2,303,149
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,152,717
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.13%	02/01/41	391,060
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.38%	02/01/51	1,129,861
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	460,155
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	628,934

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	$1,577,232
				13,103,783
	Virginia – 1.4%
2,250,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	2,236,450
1,000,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Westminster Cantebury Richmond, Ser A	5.00%	10/01/42	1,042,535
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	699,655
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,008,775
				4,987,415
	Washington – 1.8%
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (b)	5.00%	01/01/32	578,121
2,000,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	2,109,437
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,075,394
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	828,596
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	659,242
972,160	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	913,146
				6,163,936
	West Virginia – 0.7%
2,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (b)	4.50%	06/01/50	1,547,765
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,001,988
				2,549,753
	Wisconsin – 4.0%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	448,623
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	777,545
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	611,822
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	466,256
470,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	448,503
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	345,919
250,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	250,840
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	196,165
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	165,611
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A	4.00%	12/01/41	1,217,651
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,016,098
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,281,973
1,000,000	Pub Fin Auth WI Rev Ref Roseman Univ of Hlth Sciences Proj (b)	4.00%	04/01/42	833,250
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (b)	6.85%	01/01/51	1,510,815
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods At Marylhurst Proj, Ser A (b)	5.00%	05/15/32	1,232,692

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	$1,809,538
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,093,629
				13,706,930

Total Investments – 97.5%	337,720,666
(Cost $353,614,800)
Net Other Assets and Liabilities – 2.5%	8,733,377
Net Assets – 100.0%	$346,454,043
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	22	Jun 2023	$ (2,534,469)	$(80,437)
Ultra 10-Year U.S. Treasury Notes	Short	88	Jun 2023	(10,687,875)	(292,516)
				$(13,222,344)	$(372,953)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $92,717,311 or 26.8% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	This issuer is in default and interest is not being accrued by the Fund.
(e)	Zero coupon bond.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 337,720,666	$ —	$ 337,720,666	$ —

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (372,953)	$ (372,953)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$99.81	$201,339	$199,627	0.06%